Document and Entity Information	Jun. 21, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001816233
Document Type	8-K
Document Period End Date	Jun. 21, 2024
Entity Registrant Name	SHARECARE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39535
Entity Tax Identification Number	85-1365053
Entity Address, Address Line One	255 East Paces Ferry Road NE
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	(404)
Local Phone Number	671-4000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SHCR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	SHCRW
Security Exchange Name	NASDAQ